Equity Based Compensation - Summary of the Activity Related to Time Based Awards (Details) - Time Based Awards - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unvested Shares, Beginning balance	145,850	219,946	249,271
Unvested Shares, Granted	43,720	60,032	78,192
Unvested Shares, Vested	(95,563)	(129,498)	(105,328)
Unvested Shares, Forfeited	(7,961)	(4,630)	(2,189)
Unvested Shares, Ending Balance	86,046	145,850	219,946
Unvested Weighted-Average Grant-Date Fair Value, Beginning balance	$ 11.5	$ 9.64	$ 9.58
Unvested Weighted-Average Grant-Date Fair Value, Granted	14.3	14.33	9.85
Unvested Weighted-Average Grant-Date Fair Value, Vested	10.87	9.64	9.64
Unvested Weighted-Average Grant-Date Fair Value, Forfeited	13.92	11.76	9.78
Unvested Weighted-Average Grant-Date Fair Value, Ending balance	$ 13.41	$ 11.5	$ 9.64
LTIPs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unvested Shares, Beginning balance	290,641	274,196	160,891
Unvested Shares, Granted	315,915	181,664	222,581
Unvested Shares, Vested	(11,520)	(165,219)	(109,276)
Unvested Shares, Ending Balance	595,036	290,641	274,196
Unvested Weighted-Average Grant-Date Fair Value, Beginning balance	$ 11.16	$ 9.22	$ 9.09
Unvested Weighted-Average Grant-Date Fair Value, Granted	13.3	13.23	9.3
Unvested Weighted-Average Grant-Date Fair Value, Vested	13.89	10.21	9.2
Unvested Weighted-Average Grant-Date Fair Value, Ending balance	$ 12.24	$ 11.16	$ 9.22